Other income (Tables)	12 Months Ended
Dec. 31, 2024
Forekast limited [member]
IfrsStatementLineItems [Line Items]
Schedule of other income
	2024	2023
	USD	USD
Net realized (loss)/gain on foreign exchange	(856)	1,004
Interest income (a)	20,826	15,433
Others	1,638	1,513
	21,608	17,950